STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity
A summary of the employees’ stock option activity under the Legacy Plan for the year ended December 31, 2021 is as follows:

	Year ended December 31, 2021
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	12,185,210	$0.37	7.20	$3,100
Consultant has become employee	628,509	0.61
Granted	1,590,997	2.81
Forfeited	(257,574)	0.91
Expired	(51,018)	0.59
Exercised	(2,973,476)	0.50
Outstanding at end of year	11,122,648	$0.82	6.87	$64,818
Exercisable options at end of year	7,139,268	$0.51	5.73	$43,862
A summary of the consultants’ stock option activity under the Plan for the year ended December 31, 2021 is as follows:

	Year ended December 31, 2021
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	1,019,318	$0.51	6.32	$213
Consultant has become employee	(628,509)	0.61
Granted	99,628	2.81
Forfeited	(27,581)	0.61
Expired	—	—
Exercised	(283,229)	1.22
Outstanding at end of year	179,627	$0.31	2.34	$1,139
Exercisable options at end of year	123,515	$0.35	2.33	$778

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

	Year ended December 31,
	2021	2020	2019
Expected volatility	65%	79%	70%
Expected dividends	—%	—%	—%
Expected term (in years)	6.02	6.11	6.11
Risk free interest	1.06%-1.11%	0.62%-0.82%	1.65%-1.91%

Schedule Share Based Compensation Expenses
During the years ended December 31, 2021, 2020 and 2019, the Company recorded stock-based compensation expenses for the employees as follows:

	Year ended December 31,
	2021	2020	2019
Cost of goods sold	$43	$11	$6
Research and development	501	121	77
Sales and marketing	470	196	200
General and administrative	1,997	92	43
Total	$3,011	$420	$326